Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Information About Restricted Shares
Information about USISH’s outstanding restricted stocks at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2022

2019 restricted stocks	$12.4	1.3
2021 restricted stocks	—	0.7

December 31, 2023

2023 restricted shares	14.5	2.9

ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about the share option plans that the Company granted and assumed were as follows:

	For the Year Ended December 31
	2021		2022		2023
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	144,767	$56.9	96,802	$53.3	81,262	$50.2
Options granted	—	—	—	—	150,000	107.0
Options forfeited	(5,907)	52.3	(1,206)	51.1	(1,471)	66.9
Options exercised	(42,058)	61.4	(14,334)	51.5	(17,551)	50.9

Balance at December 31	96,802	53.3	81,262	50.2	212,240	89.1

Options exercisable, end of year	49,696	55.5	58,216	51.3	62,505	46.5

Fair value of options granted (NT$)	—		—		29.7-35.1

Summary of Outstanding Share Options
Information about the outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2022

ASE 5 th share options	$73.0	2.7
The Company 1 st share options	47.5	5.9

December 31, 2023

ASE 5 th share options	73.0	1.7
The Company 1 st share options	44.1	4.9
The Company 2 nd share options	107.0	9.6

Trinomial tree model [member]
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options
The fair values at the grant dates and the record dates of capital reduction of the Company’s, AMPI’s and USISH’s share options plans issued in 2022 and 2023 were measured by using the trinomial tree model, while USISH’s restricted stocks plans issued in 2021 and 2023 were measured by using the Black-Scholes Option Pricing Model incorporating the effect of the lock-up
period. The inputs to the models were as follows:
Share options plan

	AMPI 2022 share options plan	AMPI 2022 share options plan after capital reduction	The Company 2023 share options plan

Share price at the grant date	NT$7.5 per share	NT$30.2 per share	NT$108.0 per share
Exercise price	NT$7.5 per share	NT$30.0 per share	NT$107.0 per share
Expected volatility (%)	65.35-67.78	65.85-67.29	31.02-33.03
Expected lives (years)	6.0-7.0	5.8-6.8	3.9-6.1
Expected dividend yield	—	—	—
Risk free interest rate (%)	1.15-1.19	1.11-1.15	1.06-1.12

USISH 2023 share options plan

Share price at the grant date	RMB15.16 per share
Exercise price	RMB14.54 per share
Expected volatility (%)	38.51-39.09
Expected lives (years)	2.0-3.0
Expected dividend yield	—
Risk free interest rate (%)	2.35-2.45
Restricted stock plan

	USISH 2021 restricted stock plan	USISH 2023 restricted stock plan

Share price at the grant date	RMB14.65 per share	RMB15.02 per share
Exercise price	(Note)	RMB14.54 per share
Expected volatility (%)	47.15	36.56-38.77
Lock-up periods (years)	1.3	1.0-2.0
Expected dividend yield	—	—
Risk free interest rate (%)	2.34	2.33-2.44

USISH option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31
	2021		2022		2023
	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	31,266	$14.6	29,486	$14.2	20,246	$14.5
Options granted	—	—	—	—	14,506	14.5
Options expired	—	—	(2,312)	13.9	(1,204)	14.1
Options forfeited	(952)	14.5	(942)	13.0	(695)	13.6
Options exercised	(828)	13.8	(5,986)	12.8	(3,125)	12.1

Balance at December 31	29,486	14.2	20,246	14.5	29,728	14.7

Options exercisable, end of year	19,249	14.8	15,518	15.0	15,310	14.9

Fair value of options granted (RMB)	—		—		3.8-4.7

Summary of Outstanding Share Options
Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2022

2015 share options	$15.5	2.9
2019 share options	12.4	1.9
2020 share options	20.9	1.9

December 31, 2023

2015 share options	$15.5	1.9
2019 share options	12.0	0.9
2020 share options	20.5	0.9
2023 share options	14.5	2.8

Summary of Information About Restricted Shares
Information about restricted stocks was as follows:

	For the Year Ended December 31
	2021		2022		2023
	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	5,547	$12.2	3,565	$10.2	1,984	$10.7
Options granted	281	—	—	—	372	14.5
Options expired	—	—	(4)	—	—	—
Options exercised	(1,780)	12.7	(395)	—	(1,966)	10.8
Options forfeited	(483)	12.1	(1,182)	12.2	(18)	—

Balance at December 31	3,565	10.2	1,984	10.7	372	14.5

Options exercisable, end of year	—	—	1,715	12.4	—	—

Fair value of options granted (RMB)	11.78		—		12.2-13.0

Employee Restricted Stock Award [Member]
Statement [LineItems]
Summary of Information About Restricted Shares
Information about employee restricted stock was as follows:

	For the Year Ended December 31
	2021	2022	2023
	(in thousand shares)	(in thousand shares)	(in thousand shares)

Balance at January 1	—	15,000	10,000
Stocks granted	15,000	—	—
Stocks unrestricted	—	(5,000)	(4,950)
Stocks retired	—	—	(70)
Stocks awaiting retired	—	—	(15)

Balance at December 31	15,000	10,000	4,965

AMPI Option Plans [Member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31
	2022		2023
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	—	$—	3,100	$30.0
Options granted	3,100	30.0	—	—

Balance at December 31	3,100	30.0	3,100	30.0

Options exercisable, end of year	—	—	—	—

Fair value of options granted (NT$)	18.0-18.8		—

Summary of Outstanding Share Options
Information about AMPI’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share	Remaining Contractual Life (Years)

December 31, 2022

2022 share options	$30.0	9.3

December 31, 2023

2022 share options	30.0	8.3